Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Feb. 28, 2024
Significant Accounting Policies [Line Items]
Restricted cash			$ 74,756	$ 74,756	$ 79,756
Earnout liability	$ 4,900,000	$ 3,100,000	20,000	20,000		$ 4,900,000	$ 4,900,000
Change of fair value of the earnout liability	$ (320,117)	$ (1,800,000)		$ (4,880,000)	$ (301,170)
Percenatge of dividend yield assumption.			0.00%
Total income tax payment			5.00%	5.00%
Year of inception				February 14, 2024
Change of fair value of the earnout liability				$ 4,880,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years	5 years